Oil and Gas Properties (Schedule of Carrying Value of Properties by Location) (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	$ 27,268,211	$ 26,130,404
Carbon County, Wyoming [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	25,135,945	24,020,538
Gonzales County, Texas Property [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	1,818,000	1,818,000
Young County, Texas Property [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	162,749	166,866
Archer County, Texas Property [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	$ 151,517	$ 125,000